CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net (loss) / income	€ (17)	€ 64	€ 190
Adjustments
Depreciation and amortization	259	256	197
Impairment of assets	43	0	0
Pension and other post-employment benefits service costs	34	27	(10)
Finance costs - net	159	175	149
Income tax (benefit) / expense	(17)	18	32
Share of (income) / loss of joint-ventures	0	(2)	33
Unrealized (gains) / losses on derivatives - net and from remeasurement of monetary assets and liabilities - net	(18)	(33)	86
Losses / (gains) on disposal	4	3	(186)
Other - net	19	16	14
Change in working capital
Inventories	63	57	(9)
Trade receivables	36	104	(145)
Trade payables	(38)	(31)	(27)
Other	(10)	9	(58)
Change in provisions	1	(2)	(2)
Pension and other post-employment benefits paid	(53)	(50)	(46)
Interest paid	(140)	(158)	(129)
Income tax refunded / (paid)	9	(6)	(23)
Net cash flows from operating activities	334	447	66
Purchases of property, plant and equipment	(182)	(271)	(277)
Property, plant and equipment grants received	5	0	0
Acquisition of subsidiaries net of cash acquired	0	(83)	0
Proceeds from disposals, net of cash	1	2	200
Equity contributions and loans to joint ventures	0	0	(24)
Other investing activities	0	(1)	10
Net cash flows used in investing activities	(176)	(353)	(91)
Proceeds from issuance of Senior Notes	290	0	0
Repayment of Senior Notes	(200)	(100)	0
(Repayments) / proceeds from U.S. revolving credit facilities	(129)	105	(67)
Proceeds from other borrowings	202	8	0
Repayments from other borrowings	(10)	(4)	(1)
Lease repayments	(35)	(86)	(15)
Payment of financing costs	(9)	0	0
Transactions with non-controlling interests	0	(4)	0
Other financing activities	(8)	5	1
Net cash flows from / (used in) financing activities	101	(76)	(82)
Net increase / (decrease) in cash and cash equivalents	259	18	(107)
Cash and cash equivalents - beginning of year	184	164	269
Effect of exchange rate changes on cash and cash equivalents	(4)	2	2
Cash and cash equivalents - end of year	€ 439	€ 184	€ 164